PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS
Schedule of provisions

	December 31,	December 31,
	2025	2024
Reclamation and remediation obligations (i)	$991.8	$948.6
Other provisions	59.0	55.4
Total provisions and current provisions	$1,050.8	$1,004.0
Less: current portion	(74.2)	(62.5)
Non-current portion	$976.6	$941.5

	December 31,	December 31,
	2025	2024
Balance at the beginning of the period	$948.6	$876.9
Change in estimate	30.0	60.0
Accretion	49.5	40.9
Payments	(36.3)	(29.2)
Balance at the end of the period	$991.8	$948.6
Less: current portion	(67.3)	(55.7)
Non-current portion	$924.5	$892.9